Long-Term Debt and Other Financial Liabilities, ATB Loan Facility (Details) - USD ($) $ in Thousands	Feb. 15, 2019	Nov. 07, 2018	Sep. 25, 2017	May 24, 2017
ATB Loan Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity				$ 18,000
Amended and Restated ATB Loan Facility [Member]
Secured Credit Facilities [Abstract]
Borrowing capacity			$ 16,500
Outstanding balance	$ 16,390	$ 15,700